Reportable segments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Revenue	$ 1,943,655	$ 2,265,803	$ 2,157,323
Investments accounted for using equity method	109,435	111,549	152,630
Intangible assets other than goodwill	188,358	189,350
Goodwill	34,726	34,866	37,972
Property, plant and equipment	1,607,070	1,454,823	1,429,354
Other non-current assets	19,729	27,539
Non-current assets that are not financial instruments	1,959,318	1,818,127
Chile [Member]
Statement [Line Items]
Revenue	211,857	189,349	$ 161,564
Investments accounted for using equity method	0	6,588
Intangible assets other than goodwill	106,910	110,544
Goodwill	23,205	22,535
Property, plant and equipment	1,559,080	1,445,349
Other non-current assets	20,321	17,111
Non-current assets that are not financial instruments	1,709,516	1,588,951
Latin America and the Caribbean [Member]
Statement [Line Items]
Revenue	161,928	180,189
Investments accounted for using equity method	5,175	0
Intangible assets other than goodwill	420	1,215
Goodwill	0	86
Property, plant and equipment	513	347
Other non-current assets	28	23
Non-current assets that are not financial instruments	4,214	1,671
Europe [Member]
Statement [Line Items]
Revenue	393,764	479,664
Investments accounted for using equity method	42,243	61,256
Intangible assets other than goodwill	1,397	238
Goodwill	11,521	11,521
Property, plant and equipment	6,241	4,451
Other non-current assets	4	0
Non-current assets that are not financial instruments	61,406	77,466
North America [Member]
Statement [Line Items]
Revenue	451,272	471,515
Investments accounted for using equity method	14,669	16,115
Intangible assets other than goodwill	2,683	152
Goodwill	0	724
Property, plant and equipment	8,333	3,098
Other non-current assets	624	892
Non-current assets that are not financial instruments	25,061	19,197
Asia and others [Member]
Statement [Line Items]
Revenue	724,834	945,086
Investments accounted for using equity method	57,698	40,766
Intangible assets other than goodwill	76,948	77,201
Goodwill	0	0
Property, plant and equipment	32,903	1,578
Other non-current assets	0	11,297
Non-current assets that are not financial instruments	$ 167,549	$ 130,842